Subsequent Events (Details) ₪ in Thousands, $ in Thousands	1 Months Ended
	Jul. 25, 2019 USD ($)	Jul. 25, 2019 ILS (₪)	Jun. 19, 2019
Subsequent Events (Textual)
Description of monthly consulting fee	A monthly consulting fee of NIS 36,000 for 80% position.	A monthly consulting fee of NIS 36,000 for 80% position.
Subsidiaries [Member]
Subsequent Events (Textual)
Description of investment with Algomizer Group			The Company signed an agreement with Algomizer Ltd., or Algomizer and its wholly-owned subsidiary Linkury Ltd., together, the Algomizer Group, for an investment of approximately $5 million in Algomizer Group. According to the agreement Medigus invested NIS 5.4 million directly in Algomizer, which is engaged in field of internet advertising technology. Medigus invested an additional NIS 9 million through a direct acquisition of the shares of Linkury Ltd. from Algomizer. Medigus invested an additional $1 million in Algomizer through equity exchange by issuing Algomizer American Depositary Shares (ADRs) at a price of $3 per ADR. In addition, Medigus issued Algomizer warrants to purchase ADRs in an amount equal to the ADRs issued to Algomizer, at an exercise price of $4 per ADR. As part of the investment, Algomizer issued Medigus warrants to purchase Algomizer shares in an amount equal to the shares purchased by Medigus in the transaction at an exercise price of NIS 5.25 per share. Medigus is also entitled, for a period of three years following the closing of the investment, to convert any and all of its Linkury Ltd. shares into Algomizer shares with a 20% discount over the average share price of Algomizer on TASE within the 60 trading days preceding the conversion. As part of the investment, Medigus appointed two directors to the board of directors of Algomizer. Medigus' investment in Algomizer and Linkury Ltd. is based on a projection that Linkury Ltd.'s net profit for 2019 will be at least NIS 15 million. In the event that Linkury's net income is less than NIS 15 million for 2019, Medigus will be issued with additional securities in Algomizer Group, adjusting the price per Algomizer Group securities to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019. The investment is subject to certain pre-conditions. the Company signed an agreement with Algomizer Ltd., or Algomizer and its wholly-owned subsidiary Linkury Ltd., together, the Algomizer Group, for an investment of approximately $5 million in Algomizer Group. According to the agreement Medigus invested NIS 5.4 million directly in Algomizer, which is engaged in field of internet advertising technology. Medigus invested an additional NIS 9 million through a direct acquisition of the shares of Linkury Ltd. from Algomizer. Medigus invested an additional $1 million in Algomizer through equity exchange by issuing Algomizer American Depositary Shares (ADRs) at a price of $3 per ADR. In addition, Medigus issued Algomizer warrants to purchase ADRs in an amount equal to the ADRs issued to Algomizer, at an exercise price of $4 per ADR. As part of the investment, Algomizer issued Medigus warrants to purchase Algomizer shares in an amount equal to the shares purchased by Medigus in the transaction at an exercise price of NIS 5.25 per share. Medigus is also entitled, for a period of three years following the closing of the investment, to convert any and all of its Linkury Ltd. shares into Algomizer shares with a 20% discount over the average share price of Algomizer on TASE within the 60 trading days preceding the conversion. As part of the investment, Medigus appointed two directors to the board of directors of Algomizer. Medigus' investment in Algomizer and Linkury Ltd. is based on a projection that Linkury Ltd.'s net profit for 2019 will be at least NIS 15 million. In the event that Linkury's net income is less than NIS 15 million for 2019, Medigus will be issued with additional securities in Algomizer Group, adjusting the price per Algomizer Group securities to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019. The investment is subject to certain pre-conditions. Two of the Company's members of the board of directors hold less than 5% each in Algomizer Ltd. Furthermore, the same directors hold less than 5% each in a subsidiary company of Algomizer Ltd. To the best of the Company's knowledge, Algomizer Ltd. intends to use the investment funds to finance its ongoing operations and for an early repayment of a loan previously organized and partially provided by an affiliated company related to one of Company's shareholders or by such shareholder in connection with the acquisition of Linkury.
Ordinary Shares [Member]
Subsequent Events (Textual)
Authorized share capital increase, description	An increase of the authorized share capital of the company by an additional NIS 83,000,000, such that the authorized share capital increased to NIS 250,000,000, consisting of 250,000,000 ordinary shares par value NIS 1.00 each.	An increase of the authorized share capital of the company by an additional NIS 83,000,000, such that the authorized share capital increased to NIS 250,000,000, consisting of 250,000,000 ordinary shares par value NIS 1.00 each.
Description of options	An option grant to purchase up to 1,250,000 Ordinary Shares of the Company (the "Options"), in accordance with the following terms: (i) the Options shall vest over a period of four (4) years commencing April 1, 2019, 25% of the Options shall vest on the first anniversary, and 75% of the Options shall vest on a quarterly basis over a period of three years thereafter; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service, (iv) the exercise price per share of the Options shall be NIS 0.59, (v) the Options' grant shall be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version], and (vi) the Options shall be accelerated upon the closing of a material transaction, resulting in change of control of the Company.	An option grant to purchase up to 1,250,000 Ordinary Shares of the Company (the "Options"), in accordance with the following terms: (i) the Options shall vest over a period of four (4) years commencing April 1, 2019, 25% of the Options shall vest on the first anniversary, and 75% of the Options shall vest on a quarterly basis over a period of three years thereafter; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service, (iv) the exercise price per share of the Options shall be NIS 0.59, (v) the Options' grant shall be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version], and (vi) the Options shall be accelerated upon the closing of a material transaction, resulting in change of control of the Company.
NIS [Member]
Subsequent Events (Textual)
Annual cash bonus | ₪		₪ 215
Director [Member]
Subsequent Events (Textual)
Monthly consulting retainer amount | $	$ 10